Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 01, 2019	Jan. 28, 2016	Jan. 17, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Gross amount of company's long term debt				$ 2,914,552,000
5 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Gross amount of company's long term debt		$ 400,000,000
Interest rate on convertible notes		5.75%		5.75%	5.75%
Net proceeds from the issuance of debt		$ 394,500,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Additional revolving commitment			$ 100,000,000
Subsequent Events [Member] | 5 3/4% Senior Notes [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Gross amount of company's long term debt	$ 250,000,000
Interest rate on convertible notes	5.75%
Net proceeds from the issuance of debt	$ 251,500,000
Subsequent Events [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Maximum borrowing limit of incremental loan facility			$ 550,000,000